Investor A C Institutional Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	24.63%	14.29%	13.95%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.96%	11.98%	11.50%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.82%	11.02%	10.80%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	29.46%	14.59%	13.83%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.90%	15.83%	14.88%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.07%	15.13%	14.22%